CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES
Access service revenues	$ 63,353	$ 67,131	$ 184,843	$ 228,956
Co-location and other revenues	427,767	370,553	1,222,884	1,028,533
Total revenues	491,120	437,684	1,407,727	1,257,489
OPERATING COSTS AND EXPENSES
Cost of access service revenues	42,973	44,786	131,586	142,469
Cost of co-location and other revenues	89,273	111,269	273,855	299,712
Selling, general and administrative expenses	312,624	338,118	914,820	1,037,043
Depreciation and amortization	15,278	14,952	40,066	48,635
Total operating costs and expenses	460,148	509,125	1,360,327	1,527,859
INCOME (LOSS) FROM OPERATIONS	30,972	(71,441)	47,400	(270,370)
INTEREST EXPENSE	6,001	20,567	18,217	61,125
INCOME (LOSS) before income taxes	24,971	(92,008)	29,183	(331,495)
Income tax expense (benefit)	0	0	0	0
NET INCOME (LOSS)	$ 24,971	$ (92,008)	$ 29,183	$ (331,495)
Net income (loss) per common share -basic		$ (0.01)		$ (0.04)
Net income (loss) per common share - assuming dilution		$ (0.01)		$ (0.04)
Weighted average shares outstanding - basic	8,578,161	7,922,721	8,222,057	7,922,721
Weighted average shares outstanding - assuming dilution	8,735,675	7,922,721	8,724,387	7,922,721